Joint Venture - Additional Information (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 28, 2016	Apr. 30, 2017 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($) LoanAgreement ton
Disclosure Of Joint Ventures [Line Items]
One time payment in exchange of first 20 years of net profit interest				$ 3,500
One time payment in exchange of next 20 years of net profit interest				3,500
Grupo Minero Los Boros
Disclosure Of Joint Ventures [Line Items]
Payment for purchase option				50
Total consideration on right to exercise purchase option				6,000
Consideration payments in quarterly installments				100
Royalty payment upon the exercises the purchase option				$ 150
Net operating interest of exercises the purchase option				1.50%
Minera Exar
Disclosure Of Joint Ventures [Line Items]
Percentage of right to purchase share of production	50.00%
Escrow account contribution			$ 15,000
Escrow deposit amount			2,500
Escrow account amount released in current year		$ 833
Escrow account amount to be released on March 28, 2018			833
Escrow account amount to be released on March 28, 2019			833
Guarantee on transaction related costs			$ 354
Number of loan agreements | LoanAgreement				2
Loans to joint venture				$ 11,000
Annual royalty due				$ 100
Royalty expiration description				May of every year and expiring in 2041
Annual fees due in 2017 to 2021				$ 88
Annual fees due in 2021 to 2055				131
One time payment in exchange of first 20 years of net profit interest				7,000
One time payment in exchange of next 20 years of net profit interest				$ 7,000
Minera Exar | JEMSE Arrangement
Disclosure Of Joint Ventures [Line Items]
Rights granted to acquire equity interest in joint venture, percentage				8.50%
Rights granted to acquire equity interest in joint venture, value				$ 1
Minera Exar | Grupo Minero Los Boros
Disclosure Of Joint Ventures [Line Items]
Payment for purchase option				100
Total consideration on right to exercise purchase option				12,000
Consideration payments in quarterly installments				$ 200
Minimum production for the purchase option exercise | ton				20,000
Borrowings of joint venture				$ 12,000
Royalty payment upon the exercises the purchase option				$ 300
Royalty payment description				within 10 days of the commercial plant construction start date
Net operating interest of exercises the purchase option				3.00%
Net operation interest payable description				40 years, payable in pesos, annually within the 10 business days after calendar year end
Minera Exar | Cauchari Olaroz
Disclosure Of Joint Ventures [Line Items]
Increase in contribution towards develop, explore and operation of project				$ 13,300
Minera Exar | Loan Agreement One
Disclosure Of Joint Ventures [Line Items]
Loans to joint venture				$ 5,000
Borrowings, interest rate basis				12-month LIBOR plus 3% and is calculated on the basis of a 360-day year
Borrowings, interest rate				3.00%
Maturity period of borrowings				two years
Minera Exar | Loan Agreement Two
Disclosure Of Joint Ventures [Line Items]
Loans to joint venture				$ 6,000
Borrowings, interest rate basis				12-month LIBOR plus 10% and is calculated on the basis of a 360-day year
Borrowings, interest rate				10.00%
Maturity period of borrowings				fifteen years